Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of Supplemental Cash Flow Information
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported on the Consolidated Balance Sheets that aggregate to the beginning and ending balances shown in the Consolidated Statements of Cash Flows for the years ended December 31, 2025 and 2024:

(in thousands)	December 31, 2025	December 31, 2024
Cash and cash equivalents	$66,637	$120,057
Restricted cash, current	18,592	38,403
Restricted cash	2,114	3,128
Total cash and cash equivalents and restricted cash	$87,343	$161,588
The following table presents the Company’s non-cash investing and financing activities as well as the cash paid for interest:

	Year ended December 31,
(in thousands)	2025	2024	2023
Non-cash investing activities
Capital expenditures incurred but not paid	$11,456	$16,707	$38,009
Non-cash involuntary conversion	9,129	—

Non-cash financing activities
Deferred shareholder servicing fees payable
Redemptions payable	585	788	361
Distribution payable to shareholders	—	—	7,606
ITC sales proceeds attributable to noncontrolling interest	45,378	—	—
Non-cash contributions from noncontrolling interests, net	—	87,865	—
Change in distributions payable to noncontrolling interest	$(1,666)	$997	$2,293

Cash paid for
Interest paid, net of amounts capitalized	$47,900	$45,223	$23,608
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported on the Consolidated Balance Sheets that aggregate to the beginning and ending balances shown in the Consolidated Statements of Cash Flows for the six months ended June 30, 2026:

(in thousands)	June 30, 2026	December 31, 2025
Cash and cash equivalents	$50,417	$66,637
Restricted cash, current	23,756	18,592
Restricted cash	2,251	2,114
Total cash and cash equivalents and restricted cash	$76,424	$87,343
The following table presents the Company’s non-cash investing and financing activities as well as the cash paid for interest:

	Six months ended June 30,
(in thousands)	2026	2025
Non-cash investing activities
Capital expenditures incurred but not paid	$18,659	$89,322
Non-cash financing activities
Redemptions payable	—	256
Change in distributions payable to noncontrolling interest	$438	$(1,333)
Cash paid for
Interest paid, net of amounts capitalized	$14,397	$24,218

Schedule of Property, Plant and Equipment, Net Useful Lives	Depreciation is computed on a straight-line basis over the estimated remaining useful lives of individual assets or classes of assets noted in the table below or, when the asset is on property subject to a lease or other site control contract, the remaining lease or other contractual periods and renewals that are deemed to be reasonably certain at the date the assets are purchased, if less than the estimated remaining useful life. Expenditures for major additions and improvements are capitalized, while repairs and maintenance, including planned major maintenance, are charged to expense as incurred.

Asset Class	Useful Lives (Years)
Solar energy systems	35
Wind energy systems	30
Battery storage systems	10-20
Property, plant and equipment, net consists of the following:

(in thousands)	December 31, 2025	December 31, 2024
Land	$22,778	$23,283
Plant and equipment	1,621,970	1,873,801
Construction in progress	802,310	437,335
Asset retirement cost	27,595	32,640
Finance right-of-use asset	65	65
Other	2,010	561
Total property, plant and equipment	$2,476,728	$2,367,685
Accumulated depreciation	(147,693)	(135,199)
Property, plant and equipment, net	$2,329,035	$2,232,486
Property, plant and equipment, net consists of the following:

(in thousands)	June 30, 2026	December 31, 2025
Land	$21,719	$22,778
Plant and equipment	1,611,204	1,621,970
Construction in progress	879,424	802,310
Asset retirement cost	27,458	27,595
Finance right-of-use asset	65	65
Other	2,231	2,010
Total property, plant and equipment	$2,542,101	$2,476,728
Accumulated depreciation	(176,313)	(147,693)
Property, plant and equipment, net	$2,365,788	$2,329,035